Interests in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Interests in associates and joint ventures
Schedule of change in associates and joint ventures

(in millions of euros)
Company	Main activity	Main co-%		December 31,	December 31,	December 31,
		shareholder	interest	2023	2022	2021
Entities jointly controlled
Orange Concessions and its subsidiaries	Operation / maintenance related to Public Initiative Networks	Consortium HIN (50%)	50%	1,012	1,057	1,049
Swiatłowod Inwestycje Sp. z o.o. (FiberCo in Poland)	Construction / operation in Poland	APG Group (50%)	50%	332	306	298
Mauritius Telecom	Telecommunications operator in Mauritius	Mauritius government (34%)	40%	86	72	65
Other				14	17	10
Entities under significant influence
Orange Tunisie	Telecommunications operator in Tunisia	Investec (51%)	49%	20	17	2
Savoie connectée	Fiber infrastructure operator	XPFibre.Co (70%)	30%	17	7	7
IRISnet	Telecommunications operator in Belgium	Ministry of the Brussels-Capital Region (MBCR) (53%)	22%	7	6	6
Other				4	3	3
Total associates and joint ventures				1,491	1,486	1,440

The change in interests in associates and joint ventures is as follows:

(in millions of euros)	2023	2022	2021
Interests in associates and joint ventures - in the opening balance	1,486	1,440	98
Dividends	(16)	(5)	(3)
Share of profits (losses)	(29)	(2)	3
Change in components of other comprehensive income(1)	(12)	51	3
Changes in the scope of consolidation(2)	4	(3)	1,345
Change in capital	33	11	3
Translation adjustment	21	(2)	(4)
Reclassifications and other items	4	(3)	(6)
Interests in associates and joint ventures - in the closing balance	1,491	1,486	1,440

(1)	In 2023, includes the effect of the change in fair value of cash flow hedge derivatives, net of tax, recognized in the other comprehensive income of Orange Concessions for (14) million euros and of the FiberCo in Poland for (12) million euros. In 2022, included the effect of the change in fair value of cash flow hedge derivatives, net of tax, recognized in the other comprehensive income of Orange Concessions for 33 million euros and of the FiberCo in Poland for 18 million euros.
(2)	In 2021, changes in the scope of consolidation mainly concerned Orange Concessions and the FiberCo in Poland.

Schedule of main figures of associates and joint ventures

(in millions of euros)	December 31, 2023		December 31, 2022		December 31, 2021
	Orange	Swiatłowod	Orange	Swiatłowod	Orange	Swiatłowod
	Concessions	Inwestycje Sp. z o.o.	Concessions	Inwestycje Sp. z o.o.	Concessions	Inwestycje Sp. z o.o.
Assets
Non-current assets	3,639	577	3,699	372	3,029	168
Current assets	408	186	417	197	519	171
Total assets	4,046	763	4,115	569	3,548	339

Liabilities
Shareholder's equity	2,026	306	2,117	281	1,991	257
Non-current liabilities	1,540	359	1,494	198	1,054	45
Current liabilities	480	97	505	90	502	36
Total equity and liabilities	4,046	763	4,115	569	3,548	339

Income statement
Revenue	623	45	768	29	112	7
Operating income	(61)	(8)	(7)	(4)	(16)	(3)
Finance costs, net	(25)	(13)	(35)	(5)	(5)	16
Income tax	15	4	8	1	7	(3)
Net income	(71)	(17)	(35)	(8)	(14)	10